--------------------------------------------------------------------------------
Alliance
Municipal
Trust
 - New Jersey Portfolio
--------------------------------------------------------------------------------

                             AllianceCapital [LOGO](R)

Semi-Annual Report
December 31, 1998
(unaudited)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
December 31, 1998 (unaudited)    Alliance Municipal Trust - New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            MUNICIPAL BONDS-82.6%
            ARKANSAS-2.3%
            Blytheville IDR
            (Nucor Corp. Project)
            Series '98 AMT
            VRDN
$    4,500  6/01/28 (b).............       4.20%             $     4,500,000
                                                             ---------------
            DELAWARE-2.1%
            Delaware Economic
            Development Authority
            IDR
            (Delaware Clean Power
            Project) Series '97A
            AMT VRDN
     4,000  8/01/29 (b).............       4.20                    4,000,000
                                                             ---------------
            NEW JERSEY-71.2%
            Cumberland County
            GO BAN
            Series '98
     1,000  7/22/99 ................       3.65                    1,000,533
            Essex County
            Improvement Authority
            (County Asset Sale
            Project) Series '95
            AMBAC VRDN
     8,000  12/01/25 (b)............       4.00                    8,000,000
            Essex County
            Improvement Authority
            SFMR (Pooled Govt.
            Loan Prog.)
            Series '86 VRDN
     6,700  7/01/26 (b).............       3.75                    6,700,000
            Gloucester County PCR
            (Mobil Oil Co.)
            VRDN
     2,000  12/01/03 (b)............       3.70                    2,000,000
            Jefferson Township
            GO BAN
            Series '98B
     4,272  7/16/99 ................       3.65                    4,274,938
            Jersey City BAN
            Series '98
     6,000  9/17/99 ................       3.44                    6,023,438
            Monmouth County
            Improvement Authority
            (Capital Equipment
            Pooled Lease) Series '97
     2,000  10/01/99 ...............       3.05                    2,028,484
            Monmouth County
            Improvement Authority
            (Pooled Govt. Loan Prog.)
            VRDN
     7,150  8/01/16 (b).............       3.75                    7,150,000
            New Jersey Economic
            Development Authority
            (Bergen Community
            Blood Center)
            Series '97 VRDN
     2,070  12/01/12 (b)............       3.90                    2,070,000
            New Jersey Economic
            Development Authority
            (Colonial Wire & Cable)
            Series B-1 AMT
            VRDN
     1,825  10/01/00 (b)............       3.80                    1,825,000
            New Jersey Economic
            Development Authority
            (Curtiss Wright Flight)
            VRDN
     2,047  1/01/02 (b).............       3.60                    2,047,000
            New Jersey Economic
            Development Authority
            (Dow Chemical)
            VRDN
     1,000  5/01/01 (b).............       5.00                    1,000,000
            New Jersey Economic
            Development Authority
            (Economic Growth E-1)
            Series '94E AMT
            VRDN
     1,680  8/01/14 (b).............       3.80                    1,680,000
            New Jersey Economic
            Development Authority
            (Economic Growth)
            Series '94 F VRDN
       650  8/01/14 (b).............       3.75                      650,000
            New Jersey Economic
            Development Authority
            (Economic Growth)
            Series '96C VRDN
     2,695  11/01/11 (b)............       3.80                    2,695,000
            New Jersey Economic
            Development Authority
            (Economic Growth)
            Series B AMT VRDN
     1,075  8/01/04 (b).............       3.80                    1,075,000

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            New Jersey Economic
            Development Authority
            (Economic Growth-Kirker)
            Series '96 AMT
            VRDN
$    1,750  1/01/05 (b).............       3.90%             $     1,750,000
            New Jersey Economic
            Development Authority
            (Economic Growth-Mona
            Industries) Series '96
            AMT VRDN
     2,600  1/01/16 (b).............       3.90                    2,600,000
            New Jersey Economic
            Development Authority
            (Fujinon Inc. Project)
            Series '86 VRDN
     2,000  3/01/01 (b).............       5.00                    2,000,000
            New Jersey Economic
            Development Authority
            (Job Haines Home
            Project)
            Series '98 VRDN
     4,000  2/01/28 (b).............       3.75                    4,000,000
            New Jersey Economic
            Development Authority
            (Kinder-Care Learning
            Centers)
            Series D VRDN
       390  10/01/00 (b)............       4.30                      390,000
            New Jersey Economic
            Development Authority
            (Market Transition
            Facilities Revenue)
            Series '94A MBIA
     5,000  7/01/99 ................       3.60                    5,033,737
            New Jersey Economic
            Development Authority
            (Merck & Co.)
            Series '82 VRDN
     1,300  10/01/22 (b)............       4.25                    1,300,000
            New Jersey Economic
            Development Authority
            (Multi-Modal Church &
            Dwight)
            Series '91 VRDN
     1,365  12/01/08 (b)............       3.75                    1,365,000
            New Jersey Economic
            Development Authority
            (Newark Recycling)
            Series '97 PPB
     4,400  12/01/22 (b)............       3.00                    4,400,000
            New Jersey Economic
            Development Authority
            (Russ Berrie & Co., Inc.)
            Series '83 VRDN
     1,000  12/01/13 (b)............       3.50                    1,000,000
            New Jersey Economic
            Development Authority
            (Thermal Energy Ltd.)
            AMT VRDN
     4,500  12/01/31 (b)............       3.90                    4,500,000
            New Jersey Economic
            Development Authority
            (United Water New
            Jersey Project)
            Series '96A AMBAC
            VRDN
     2,100  11/01/26 (b)............       5.00                    2,100,000
            New Jersey Economic
            Development Authority
            PCR
            (Hoffman-LA Roche Inc.)
            VRDN
     2,800  2/01/05 (b).............       4.00                    2,800,000
            New Jersey GO
            Pre-Refunded
            Series '89C
     1,000  1/15/99 ................       3.71                    1,001,296
            New Jersey Health
            Care Facilities
            (Atlantic City Medical
            Center)
            Series '98A-1 VRDN
     7,500  7/01/28 (b).............       3.68                    7,500,000
            New Jersey Health
            Care Facilities
            (Christ Hospital)
            Series '98A-2 VRDN
     7,400  7/01/13 (b).............       3.68                    7,400,000
            New Jersey Health
            Care Facilities
            (Community Medical
            Center) Series '98 FSA
     1,100  7/01/99 ................       3.10                    1,107,526

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            New Jersey Health
            Care Facilities
            (Hospital Capital Asset
            Financing)
            Series '85B VRDN
$    8,000  7/01/35 (b).............       3.70%             $     8,000,000
            New Jersey Health
            Care Facilities
            (Hospital Capital Asset
            Financing)
            Series '85D VRDN
     2,000  7/01/35 (b).............       3.70                    2,000,000
            New Jersey Health
            Care Facilities
            (St. Barnabas Medical
            Center)
            Series '98A MBIA
     2,010  7/01/99 ................       3.50                    2,017,276
            New Jersey State
            Turnpike Authority
            (Turnpike Revenue)
            Series '91D FGIC
            VRDN
     9,400  1/01/18 (b).............       3.75                    9,400,000
            New Jersey
            Transportation Trust
            Fund
            Series '95B
     2,080  6/15/99 ................       2.96                    2,099,020
            Salem County PCR
            (Dupont Corp.)
            Series '82A VRDN
     2,400  3/01/12 (b).............       3.40                    2,400,000
            Sparta Township
            GO BAN
            Series '98
     5,548  6/11/99 ................       3.75                    5,551,033
            Westwood GO BAN
            Series '98A
       821  2/17/99 ................       3.71                      821,308
            Westwood GO BAN
            Series '98B
     3,727  8/16/99 ................       3.60                    3,731,463
                                                             ---------------
                                                                 136,487,052
                                                             ---------------
            PUERTO RICO-2.6%
            Puerto Rico Industrial,
            Medical, Higher
            Education & Environment
            (Ana G. Mendez Educ.
            Foundation Project)
            VRDN
     4,900  12/01/15 (b)............       3.80                    4,900,000
                                                             ---------------
            SOUTH CAROLINA-1.3%
            Berkeley County IDA
            (Nucor Corp. Project)
            Series '97 AMT
            VRDN
     2,000  4/01/30 (b).............       4.20                    2,000,000
            Berkeley County IDA
            PCR
            (Amoco Chemical Co.
            Project) Series '98
            AMT VRDN
       400  4/01/28 (b).............       5.20                      400,000
                                                             ---------------
                                                                   2,400,000
                                                             ---------------
            TENNESSEE-3.1%
            Volunteer State
            Student Loan
            (Student Funding Corp.)
            Series '87A-3 AMT
            VRDN
     6,000  12/01/17 (b)............       4.50                    6,000,000
                                                             ---------------
            Total Municipal Bonds
            (amortized cost
            $158,287,052)...........                             158,287,052
                                                             ---------------
            COMMERCIAL PAPER-15.6%
            NEW JERSEY-15.6%
            New Jersey
            (Princeton University)
            Series '97A
     2,000  4/08/99 ................       2.90                    2,000,000
            New Jersey Economic
            Development Authority
            (Chamber Cogeneration)
            Series '91 AMT
     3,000  4/09/99 ................       2.90                    3,000,000
            New Jersey Economic
            Development Authority
            (Chamber Cogeneration)
            Series '91 AMT
     3,700  3/01/99 ................       3.25                    3,700,000

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            New Jersey Economic
            Development Authority
            (Chambers Cogeneration)
            Series '91 AMT
            VRDN
$    3,200  7/01/21 (b).............       2.90%             $     3,200,000
            New Jersey Economic
            Development Authority
            (Keystone Project)
            Series '92
     3,700  3/10/99 ................       2.80                    3,700,000
            New Jersey Educational
            Facilities Authority
            (Princeton University)
            Series '97A
     1,500  2/25/99 ................       3.10                    1,500,000
            New Jersey GO TRAN
            Series '99A
     4,000  4/07/99 ................       2.95                    4,000,000
            New Jersey GO TRAN
            Series '99A
     4,000  4/09/99 ................       3.00                    4,000,000
            Port Authority of New
            York and New Jersey
            AMT
     4,840  2/23/99 ................       3.05                    4,840,000
                                                             ---------------
            Total Commercial Paper
            (amortized cost
            $29,940,000)............                              29,940,000
                                                             ---------------
            TOTAL INVESTMENTS-98.2%
            (amortized cost
            $188,227,052)...........                             188,227,052
            Other assets less
            liabilities-1.8%........                               3,390,843
                                                             ---------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            191,619,177 shares
            outstanding)............                         $   191,617,895
                                                             ===============

--------------------------------------------------------------------------------
(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

    Glossary of Terms:

    AMBAC  American Municipal Bond Assurance Corporation
    AMT    Alternative Minimum Tax
    BAN    Bond Anticipation Note
    FGIC   Financial Guaranty Insurance Company
    FSA    Financial Security Assurance
    GO     General Obligation
    IDA    Industrial Development Authority
    IDR    Industrial Development Revenue
    MBIA   Municipal Bond Investors Assurance
    PCR    Pollution Control Revenue
    SFMR   Single Family Mortgage Revenue
    TRAN   Tax & Revenue Anticipation Note

    See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended
December 31, 1998 (unaudited)    Alliance Municipal Trust - New Jersey Portfolio
================================================================================

INVESTMENT INCOME
   Interest.............................................................                        $    2,991,423
EXPENSES
   Advisory fee (Note B)................................................    $      454,418
   Distribution assistance and administrative service (Note C)..........           404,151
   Transfer agency (Note B).............................................            53,364
   Custodian fees.......................................................            36,982
   Printing.............................................................            10,888
   Registration fees....................................................             8,590
   Audit and legal fees.................................................             4,736
   Trustees' fees.......................................................             1,197
   Amortization of organization expense.................................             1,021
   Miscellaneous........................................................             1,226
                                                                            --------------
   Total expenses.......................................................           976,573
   Less: expense reimbursement..........................................           (67,737)
                                                                            --------------
   Net expenses.........................................................                               908,836
                                                                                                --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................                        $    2,082,587
                                                                                                ==============

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                            Six Months Ended
                                                                            December 31, 1998     Year Ended
                                                                               (unaudited)       June 30, 1998
                                                                            ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income................................................    $    2,082,587      $    3,736,914
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income................................................        (2,082,587)         (3,736,914)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E)................................................        40,000,530          28,038,111
                                                                            --------------      --------------
   Total increase.......................................................        40,000,530          28,038,111
NET ASSETS
   Beginning of year....................................................       151,617,365         123,579,254
                                                                            --------------      --------------
   End of period........................................................    $  191,617,895      $  151,617,365
                                                                            ==============      ==============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1998 (unaudited)    Alliance Municipal Trust - New Jersey Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio (the "Portfolio"), Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Organization Expenses

The organization expenses of the Portfolio are being amortized against income on a straight-line basis through February 7, 1999.

3. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders.
Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1998, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 1998, the reimbursement amounted to $67,737.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $23,838 for the six months ended December 31, 1998.

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of up to .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1998, the distribution fee amounted to $227,209. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1998, such payments by the Portfolio amounted to $176,942, of which $46,000 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1998 the Portfolio had a capital loss carryforward of $1,283, of which $1,032 expires in 2003, $219 expires in 2004 and $32 expires in the year 2005.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 1998, capital paid-in aggregated $191,619,177. Transactions, all at $1.00 per share, were as follows:

                                                                            Six Months Ended      Year Ended
                                                                            December 31, 1998      June 30,
                                                                               (unaudited)           1998
                                                                            ----------------   ----------------
Shares sold.............................................................       232,532,279         580,716,424
Shares issued on reinvestments of dividends.............................         2,082,587           3,736,914
Shares redeemed.........................................................      (194,614,336)       (556,415,227)
                                                                              ------------        ------------
Net increase ...........................................................        40,000,530          28,038,111
                                                                              ============        ============

FINANCIAL HIGHLIGHTS             Alliance Municipal Trust - New Jersey Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                              Six Months                                                     February 7,
                                                Ended                                                          1994(a)
                                             December 31,                Year Ended June 30,                   through
                                                 1998          ------------------------------------------     June 30,
                                             (unaudited)        1998        1997        1996        1995        1994
                                             -----------       ------      ------      ------      ------    -----------
Net asset value, beginning of period .......    $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                ------         ------      ------      ------      ------      ------
Income From Investment Operations
Net investment income (b) ..................      .012           .026        .027        .028        .029        .008
                                                ------         ------      ------      ------      ------      ------
Less: Dividends
Dividends from net investment income .......     (.012)         (.026)      (.027)      (.028)      (.029)      (.008)
                                                ------         ------      ------      ------      ------      ------
Net asset value, end of period .............    $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                ======         ======      ======      ======      ======      ======
Total Return
Total investment return based on net
   asset value (c) .........................      2.31%(d)       2.67%       2.72%       2.89%       2.93%       2.08%(d)
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..  $191,618       $151,617    $123,579     $98,098     $74,133     $36,909
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements ........................      1.00%(d)        .94%        .85%        .82%        .74%        .70%(d)
   Expenses, before waivers and
     reimbursements ........................      1.07%(d)       1.07%       1.12%       1.19%       1.29%       1.93%(d)
   Net investment income (b) ...............      2.29%(d)       2.63%       2.68%       2.84%       2.98%       2.07%(d)

--------------------------------------------------------------------------------
(a) Commencement of operations.

(b) Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(d) Annualized.


8
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                                                              -----------------
                                                                  BULK RATE
Alliance Municipal Trust - New Jersey Portfolio                 U.S. POSTAGE
1345 Avenue of the Americas, New York, NY 10105                      PAID
Toll free 1 (800) 221-5672                                      New York, NY
                                                               Permit No. 7131
                                                              -----------------

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|1| |#| |1| |#| |9| |2| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
------------------------------------------------------------

AllianceCapital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

ANJSR